Submission	Sep. 05, 2024
Submission [Line Items]
Central Index Key	0001428336
Registrant Name	HEALTHEQUITY, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES